Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combination
4.	BUSINESS COMBINATION
Acquisition of Giga.AI Technology Limited (“Giga.AI”)
Giga.AI, previously known as Plus PRC Holding Ltd., primarily engages in the research and development of intelligent driving technology for smart trucks and the provision of technical solutions. Before the acquisition, the Group had an investment in preferred shares of Giga.AI amounted to approximately US$
63.3 million, representing 51% equity interest on an
as-if
converted basis and 61.88%
voting rights. However, the Group had no control over Giga.AI as it had no control over the board of directors that makes all significant decisions in relation to the operating and financing activities of Giga.AI. As the preferred shares held by the Group were redeemable merely by passage of time and are redeemable at the option of the Group, the Group accounted for its investment in Giga.AI as available-for-sale
investment in debt security which was measured at its fair value with the change of fair value recognized as other comprehensive income as of December 2023 and 2024, respectively.
The Group also held certain convertible notes issued by Giga.AI in May 2024 and January 2025, with the principal amount of US$20 million and US$16.3 million, respectively. The convertible notes were
entitled to certain redemption rights and conversion rights on or before the maturity date. The Group accounted for its investments in convertible notes as available-for-sale
debt investments.
In July 2025, the Group made an additional investment in preferred shares issued by Giga.AI with a cash consideration of US$85 million. Meanwhile, the Group elected to convert its convertible notes on the same date into preferred shares of Giga.AI with the amount of US$40 million, which represents total unpaid principal and unpaid accrued interest of the convertible notes at the conversion date. Certain other investors, including the Company’s certain executive officer, made concurrent investments in preferred shares issued by Giga.AI on substantially the same terms as the Group. Upon completion of above investment transactions, the Group held 69.94% equity interest on an as-if
converted basis and 76.14% voting rights in Giga.AI, the Group gained control over Giga.AI as it can control the board of directors of Giga.AI since then. This transaction resulted in a step acquisition, the Group remeasured the fair value of its previously held equity interests in Giga.AI. Revaluation gain of RMB4,067was recognized and the accumulated fair value change gain of RMB599 previously recognized on the Group’s available-for-sale
investments in Giga.AI was reclassified from other comprehensive income to investment income.
The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with the assistance of an independent appraiser. The purchase price was allocated on the date of acquisition as follows:

Amounts
RMB
Net assets acquired (including cash and cash equivalents of RMB816,666)	858,227
Newly identified intangible assets:
Intelligent driving technology with an estimated useful life of 10 years	401,454
Goodwill	821,728
Deferred tax liabilities	(100,364)

Total	1,981,045
Less: non-controlling interests	(604,791)

Total purchase price	1,376,254

Amounts
RMB
Total purchase price is comprised of:
Cash consideration paid	608,227
Fair value of preferred shares converted from convertible notes	286,598
Fair value of preferred shares previously acquired	481,429

1,376,254

The transaction cost related to the acquisition was immaterial. The financial results of the acquired business, which are not material, have been included in the Group’s consolidated financial statements for the period subsequent to the acquisition. Pro forma information is not presented for the acquisition as the impact to the consolidated financial statements is not material.

In September 2025, the Group purchased additional preferred shares of Giga.AI from Plus Automation, Inc (“Plus (US)”) at a consideration of US$20 million. As the Group’s control over Giga.AI has not changed, the Group accounted for the purchase transaction as equity transaction, with difference between the consideration and change in non-controlling
interests at an amount of approximately RMB20 million recorded in APIC. After completion of the purchase transaction, the Group held 80.8% equity interest on an as-if
converted basis and 80.8% voting rights in Giga.AI. As of December 31, 2025, the Group has paid US$18 million to Plus (US), with the remaining consideration of RMB14,058 recorded in amounts due to related parties.
Other acquisition
Other than those disclosed above, the Group also made other business acquisition that is not material to the Group’s financial results during the year ended December 31, 2025.